Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc. (the “Company”)
Supplement dated December 19, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 30, 2021, and the Statement of Additional Information (the “SAI”) dated December 30, 2021 (as revised November 14, 2022) for the iShares MSCI Global Agriculture Producers ETF (VEGI) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The Board of Directors (the “Board”) has approved the following changes that are expected to take effect for the Fund on or around December 29, 2022:

	Current	New

Fund Name	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Agriculture Producers ETF
Change to the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI ACWI Select Agriculture Producers Investable Market Index (IMI) (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to measure the combined performance of equity securities of companies in both developed and emerging markets that are primarily engaged in the business of agriculture. MSCI begins with the MSCI ACWI Investable Market Index (IMI), and then selects securities of companies that are primarily focused on early phase agricultural production, including companies engaged in the production of fertilizers, agricultural chemicals, agricultural products and farm machinery and related parts. Additionally, companies involved in the production of packaged foods and meats are included in the Underlying Index to the extent they derive the majority of their total revenues from agricultural commodity production. Companies that are manufacturers of finished products that rely on agricultural commodities as raw materials are excluded from the Underlying Index. The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of August 31, 2022, a significant portion of the Underlying Index is represented by securities of companies in the consumer staples, industrials and materials industries or sectors. The components of the Underlying Index are likely to change over time. The Underlying Index consisted of securities of companies in 29 countries or regions as of August 31, 2022.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Agriculture Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc. (the “Company”)
Supplement dated December 19, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 30, 2021, and the Statement of Additional Information (the “SAI”) dated December 30, 2021 (as revised November 14, 2022) for the iShares MSCI Global Agriculture Producers ETF (VEGI) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The Board of Directors (the “Board”) has approved the following changes that are expected to take effect for the Fund on or around December 29, 2022:

	Current	New

Fund Name	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Agriculture Producers ETF
Change to the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI ACWI Select Agriculture Producers Investable Market Index (IMI) (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to measure the combined performance of equity securities of companies in both developed and emerging markets that are primarily engaged in the business of agriculture. MSCI begins with the MSCI ACWI Investable Market Index (IMI), and then selects securities of companies that are primarily focused on early phase agricultural production, including companies engaged in the production of fertilizers, agricultural chemicals, agricultural products and farm machinery and related parts. Additionally, companies involved in the production of packaged foods and meats are included in the Underlying Index to the extent they derive the majority of their total revenues from agricultural commodity production. Companies that are manufacturers of finished products that rely on agricultural commodities as raw materials are excluded from the Underlying Index. The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of August 31, 2022, a significant portion of the Underlying Index is represented by securities of companies in the consumer staples, industrials and materials industries or sectors. The components of the Underlying Index are likely to change over time. The Underlying Index consisted of securities of companies in 29 countries or regions as of August 31, 2022.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.